Annual Fund Operating Expenses (Vanguard High-Yield Corporate Fund Retail)	Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Admiral Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%	0.12%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.01%
Total Annual Fund Operating Expenses	0.23%	0.13%